Trade and other payables (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Trade and other payables
Schdeule of trade and other payables

	31 March 2021	30 September 2020
	£	£
Current liabilities
Trade payables	1,017,338	198,779
Other tax and social security	265,023	256,566
Other creditors	40,049	32,228
Accruals	827,704	151,478
Deferred income	1,867,604	1,207,467
Total	4,017,718	1,846,518

	31 March 2021	30 September 2020
	£	£
Non-current Liabilities
Deferred government grants	1,149,164	413,358
	1,149,164	413,358

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Current liabilities
Trade payables	198,779	204,577	43,213
Other tax and social security	256,566	56,313	11,819
Other creditors	32,228	1,766	1,573
Accruals	151,478	1,604,013	23,050
Deferred income	1,207,467	1,207,467	309,183
Total	1,846,518	3,074,136	388,838

	30 September	30 September
	2020	2019	1 January 2019
	£	£	£
Non-current Liabilities
Deferred government grants	413,358	167,289	—
	413,358	167,289	—